Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate investments, at cost:
Land	$ 439,591	$ 239,503	$ 73,131
Building and improvements	1,623,447	828,117	264,581
Less: accumulated depreciation	(66,336)	(27,598)	(4,247)
Total real estate investments, net	1,996,702	1,040,022	333,465
Cash and cash equivalents	38,108	200,069	43,333
Restricted cash	9,128	1,244	179
Joint ventures and equity investments	13,928	0	39,385
Servicing advances receivable	1,515	1,485	8,758
Retained CDO bonds	11,568	4,293	6,762
Tenant and other receivables, net	26,429	15,398	5,976
Acquired lease assets, net of accumulated amortization	324,421	200,231	40,960
Deferred costs, net of accumulated amortization	15,566	10,355	5,815
Goodwill	3,663	3,840
Other assets	10,699	23,063	7,030
Total assets	2,451,727	1,500,000	491,663
Liabilities:
Exchangeable senior notes, net	108,997	107,836
Senior unsecured term loan	300,000	200,000
Mortgage notes payable	318,874	161,642	122,180
Total long term debt	997,930	469,478	167,180
Accounts payable and accrued expenses	25,762	18,806	11,517
Dividends payable	12,927	9,579	37,600
Accrued interest payable	2,302	2,357	81
Deferred revenue	15,985	11,592	1,581
Below-market lease liabilities, net of accumulated amortization	214,609	53,826	6,077
Derivative instruments, at fair value	6,437	3,189	302
Other liabilities	7,849	8,263	852
Total liabilities	$ 1,283,801	$ 577,090	$ 225,190
Commitments and contingencies
Noncontrolling interest in operating partnership	$ 11,277	$ 16,129
Equity:
Common stock	57	47	$ 71
Additional paid-in-capital	2,053,955	1,768,977	1,149,896
Accumulated other comprehensive income (loss)	(1,131)	(3,703)	(1,405)	[1]
Accumulated deficit	(980,781)	(942,934)	(967,324)
Total Gramercy Property Trust Inc. stockholders' equity (deficit)	1,156,494	906,781
Non-controlling interest	155
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	1,156,649	906,781	266,473
Total liabilities and equity	2,451,727	1,500,000	491,663
Scenario, Previously Reported [Member]
Equity:
Common stock		187
Additional paid-in-capital		1,768,837
Senior Secured Revolving Credit Facility [Member]
Liabilities:
Credit facility			45,000
Unsecured Revolving Credit Facility [Member]
Liabilities:
Credit facility	270,059
Series A Preferred Stock [Member]
Equity:
Preferred stock, value			85,235
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total			$ 85,235
Series B Preferred Stock [Member]
Equity:
Preferred stock, value	84,394	84,394
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	$ 84,394	$ 84,394

[1]	The Company reclassified unrealized gains on CMBS of $107,774 for the year ended December 31, 2013 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations. The Company also reclassified the unamortized fair value of terminated swaps previously designated as cash flow hedges of $6,359 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations.